UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kristina R. Nelson
                                         ETF Series Solutions
                                         777 East Wisconsin Ave
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6076

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2019 to 06/30/2020


RYZZ Managed Futures Strategy Plus ETF
--------------------------------------------------------------------------------------------------------------------------
 ALIBABA GROUP HOLDING LIMITED                                                               Agenda Number:  935052302
--------------------------------------------------------------------------------------------------------------------------
        Security:  01609W102
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2019
          Ticker:  BABA
            ISIN:  US01609W1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Effect an increase in the number of                       Mgmt          For                            For
       authorized Ordinary Shares to
       32,000,000,000 and effect a one-to-eight
       share subdivision of the Company's Ordinary
       Shares.

2.1    Election of Director for a three year term:               Mgmt          For                            For
       DANIEL ZHANG

2.2    Election of Director for a three year term:               Mgmt          For                            For
       CHEE HWA TUNG

2.3    Election of Director for a three year term:               Mgmt          For                            For
       JERRY YANG

2.4    Election of Director for a three year term:               Mgmt          For                            For
       WAN LING MARTELLO

3.     Ratify the appointment of                                 Mgmt          For                            For
       PricewaterhouseCoopers as the independent
       registered public accounting firm of the
       Company.




--------------------------------------------------------------------------------------------------------------------------
 CANOPY GROWTH CORPORATION                                                                   Agenda Number:  935071275
--------------------------------------------------------------------------------------------------------------------------
        Security:  138035100
    Meeting Type:  Annual
    Meeting Date:  17-Sep-2019
          Ticker:  CGC
            ISIN:  CA1380351009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       John K. Bell                                              Mgmt          For                            For
       Robert Hanson                                             Mgmt          For                            For
       David Klein                                               Mgmt          For                            For
       William Newlands                                          Mgmt          For                            For
       Judy A. Schmeling                                         Mgmt          For                            For
       Peter Stringham                                           Mgmt          For                            For
       Mark Zekulin                                              Mgmt          For                            For

2      Appointment of KPMG LLP as Auditors of the                Mgmt          For                            For
       Corporation for the ensuing year and
       authorizing the Directors to fix their
       remuneration.




--------------------------------------------------------------------------------------------------------------------------
 NIKE, INC.                                                                                  Agenda Number:  935066298
--------------------------------------------------------------------------------------------------------------------------
        Security:  654106103
    Meeting Type:  Annual
    Meeting Date:  19-Sep-2019
          Ticker:  NKE
            ISIN:  US6541061031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alan B. Graf, Jr.                                         Mgmt          For                            For
       Peter B. Henry                                            Mgmt          For                            For
       Michelle A. Peluso                                        Mgmt          For                            For

2.     To approve executive compensation by an                   Mgmt          For                            For
       advisory vote.

3.     To ratify the appointment of                              Mgmt          For                            For
       PricewaterhouseCoopers LLP as independent
       registered public accounting firm.




--------------------------------------------------------------------------------------------------------------------------
 UNITED TECHNOLOGIES CORPORATION                                                             Agenda Number:  935080628
--------------------------------------------------------------------------------------------------------------------------
        Security:  913017109
    Meeting Type:  Special
    Meeting Date:  11-Oct-2019
          Ticker:  UTX
            ISIN:  US9130171096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the issuance of UTC common stock,                 Mgmt          For                            For
       par value $1.00 per share, to Raytheon
       stockholders in connection with the merger
       contemplated by the Agreement and Plan of
       Merger, dated as of June 9, 2019, by and
       among United Technologies Corporation,
       Light Merger Sub Corp. and Raytheon Company
       (the "UTC share issuance proposal").

2.     Approve the adjournment of the UTC special                Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the UTC
       special meeting to approve the UTC share
       issuance proposal.




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 WALMART INC.                                                                                Agenda Number:  935192726
--------------------------------------------------------------------------------------------------------------------------
        Security:  931142103
    Meeting Type:  Annual
    Meeting Date:  03-Jun-2020
          Ticker:  WMT
            ISIN:  US9311421039
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Cesar Conde                         Mgmt          For                            For

1B.    Election of Director: Timothy P. Flynn                    Mgmt          For                            For

1C.    Election of Director: Sarah J. Friar                      Mgmt          For                            For

1D.    Election of Director: Carla A. Harris                     Mgmt          For                            For

1E.    Election of Director: Thomas W. Horton                    Mgmt          For                            For

1F.    Election of Director: Marissa A. Mayer                    Mgmt          For                            For

1G.    Election of Director: C. Douglas McMillon                 Mgmt          For                            For

1H.    Election of Director: Gregory B. Penner                   Mgmt          For                            For

1I.    Election of Director: Steven S Reinemund                  Mgmt          For                            For

1J.    Election of Director: S. Robson Walton                    Mgmt          For                            For

1K.    Election of Director: Steuart L. Walton                   Mgmt          For                            For

2.     Advisory Vote to Approve Named Executive                  Mgmt          For                            For
       Officer Compensation

3.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       Independent Accountants

4.     Approval of the Amendment to the ASDA                     Mgmt          For                            For
       Sharesave Plan 2000

5.     Report on Impacts of Single-Use Plastic                   Shr           Against                        For
       Bags

6.     Report on Supplier Antibiotics Use                        Shr           Against                        For
       Standards

7.     Policy to Include Hourly Associates as                    Shr           Against                        For
       Director Candidates

8.     Report on Strengthening Prevention of                     Shr           Against                        For
       Workplace Sexual Harassment



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature)       /s/ Kristina R Nelson
Name                 Kristina R Nelson
Title                President
Date                 08/17/2020